Consolidated Statement of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 18, 2009 Predecessor	Dec. 31, 2009 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor
Net (loss) earnings	$ 195.3	$ (3.4)	$ (55.9)	$ (13.4)
Other Comprehensive Income (Loss)
Currency translation adjustment	8.0	0.7	(1.6)	1.6
Pension liability adjustment, net of tax	4.8	0.8	(20.0)	(2.3)
Comprehensive (loss) income	$ 208.1	$ (1.9)	$ (77.5)	$ (14.1)